Notes Payable, Related Parties	6 Months Ended
Dec. 31, 2019
Notes Payable Related Parties
Notes Payable, Related Parties

NOTE G - NOTES PAYABLE, RELATED PARTIES

Notes payable to related parties consist of:

	December 31, 2019	June 30, 2019	June 30, 2018
	(Unaudited)
Unsecured Convertible Promissory Notes dated July 27, 2018, payable to Around the Clock Partners, LP (entity controlled by Wayne Anderson), interest at 5%, due July 27, 2019- less unamortized debt discount of $0, $8,890 and $0 at December 31, 2019, June 30, 2019 and June 30, 2018, respectively (i)	$124,800	$115,910	$-
Total	$124,800	$115,910	$-

(i)	On July 27, 2018, the Company executed a Convertible Note (the “Convertible Note”) payable to Around the Clock Partners, LP in the principal amount of $124,800. The Convertible Note was issued for compensation due for consulting services. The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (July 27, 2019) at the option of the holder at the conversion price which shall be equal to the lower of: (a) 50% of the lowest trading price of the Company’s common stock during the 25 consecutive Trading Days prior to the date on which Holder elects to convert all or part of the Note or (b) 50% of the lowest trading price of the Company’s common stock during the 25 consecutive Trading Days prior to the Effective Date. The Convertible Note has a term of one (1) year and bears interest at 5% annually. At December 31, 2019, $124,800 principal plus all inherit interest were due.